UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:             June 30, 2010
                                                --------------------------------

Check here if Amendment  [ ]; Amendment Number:
                                                   -------------

         This Amendment  (Check only one.):      [ ]  is a restatement.
                                                 [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Wallace R. Weitz
                  --------------------------------------------------------------
Address:               Wallace R. Weitz & Co.
                  --------------------------------------------------------------
                       One Pacific Place, Suite 200
                  --------------------------------------------------------------
                       1125 South 103 Street
                  --------------------------------------------------------------
                       Omaha, Nebraska  68124-1071
                  --------------------------------------------------------------

Form 13F File Number:  28-3062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                  Wallace R. Weitz
                  --------------------------------------------------------------
Title:                 President
                  --------------------------------------------------------------
Phone:                 402-391-1980
                  --------------------------------------------------------------

Signature, Place, and Date of Signing:



  /s/ Wallace R. Weitz        Omaha, Nebraska                August 12, 2010
-------------------------   -----------------------------   -----------------
  Signature                   City, State                    Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                    0
                                                  ------------------------------

Form 13F Information Table Entry Total:              70
                                                  ------------------------------

Form 13F Information Table Value Total:           $1,820,750
                                                  ------------------------------
                                                  (thousands)


List of Other Included Managers:  None

WALLACE R. WEITZ & COMPANY                    30-Jun-10
13F FILE NO. 28-3062
                                              FORM 13F INFORMATION TABLE

-------------------------------------------------------------------------------------------------------------------------------
           COLUMN 1          COLUMN 2        COLUMN 3   COLUMN 4      COLUMN 5           COLUMN 6   COLUMN 7   COLUMN 8
-------------------------------------------------------------------------------------------------------------------------------
                                                         VALUE      SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING
         NAME OF ISSUER      TITLE OF CLASS   CUSIP     (x$1000)    PRN AMT  PRN  CALL  DISCRETION  MANAGERS   AUTHORITY
-------------------------------------------------------------------------------------------------------------------------------

ACCENTURE PLC IRELAND        SHS CLASS A    G1151C101    66,124     1,710,850 SH            Sole       N/A       Shared
WILLIS GROUP HOLDINGS PUBLIC SHS            G96666105    35,660     1,186,686 SH            Sole       N/A       Shared
TYCO INTERNATIONAL LTD       SHS            H89128104    56,495     1,603,600 SH            Sole       N/A       Shared
ACI WORLDWIDE INC            COM            004498101    20,999     1,078,525 SH            Sole       N/A       Shared
AON CORP                     COM            037389103    48,479     1,306,000 SH            Sole       N/A       Shared
APACHE CORP                  COM            037411105       505         6,000 SH            Sole       N/A        Sole
APOLLO GROUP INC             CL A           037604105    30,852       726,450 SH            Sole       N/A       Shared
ASCENT MEDIA CORP            COM SER A      043632108     2,526       100,000 SH            Sole       N/A        Sole
AUTOZONE INC                 COM            053332102    35,443       183,433 SH            Sole       N/A       Shared
BERKSHIRE HATHAWAY INC DEL   CL A           084670108    14,280           119 SH            Sole       N/A       Shared
BERKSHIRE HATHAWAY INC DEL   CL B NEW       084670702    97,376     1,221,939 SH            Sole       N/A        Sole
BROWN & BROWN INC            COM            115236101     9,004       470,450 SH            Sole       N/A       Shared
CABELAS INC                  COM            126804301    19,588     1,385,300 SH            Sole       N/A       Shared
COINSTAR INC                 COM            19259P300    30,801       716,812 SH            Sole       N/A       Shared
COMCAST CORP NEW             CL A           20030N101       127         7,300 SH            Sole       N/A        Sole
COMCAST CORP NEW             CL A SPL       20030N200    45,329     2,758,900 SH            Sole       N/A       Shared
COMPASS MINERALS INTL INC    COM            20451N101     5,576        79,340 SH            Sole       N/A       Shared
CONOCOPHILLIPS               COM            20825C104    63,880     1,301,292 SH            Sole       N/A       Shared
CUMULUS MEDIA INC            CL A           231082108     5,096     1,908,690 SH            Sole       N/A        Sole
DELL INC                     COM            24702R101    69,863     5,792,967 SH            Sole       N/A       Shared
DEVON ENERGY CORP NEW        COM            25179M103       213         3,500 SH            Sole       N/A        Sole
DIAGEO P L C                 SPON ADR NEW   25243Q205    13,175       210,000 SH            Sole       N/A        Sole
DISCOVERY COMMUNICATNS NEW   COM SER C      25470F302    11,599       375,000 SH            Sole       N/A        Sole
EOG RES INC                  COM            26875P101       443         4,500 SH            Sole       N/A        Sole
EAGLE MATERIALS INC          COM            26969P108    26,233     1,011,670 SH            Sole       N/A       Shared
EHEALTH INC                  COM            28238P109       796        70,000 SH            Sole       N/A        Sole
ENERGIZER HLDGS INC          COM            29266R108    13,324       265,000 SH            Sole       N/A       Shared
FLIR SYS INC                 COM            302445101     1,018        35,000 SH            Sole       N/A        Sole
GOOGLE INC                   CL A           38259P508    43,890        98,641 SH            Sole       N/A       Shared
GRAND CANYON ED INC          COM            38526M106    22,597       964,449 SH            Sole       N/A       Shared
HSN INC                      COM            404303109       954        39,750 SH            Sole       N/A        Sole
HEWITT ASSOCS INC            COM            42822Q100    11,844       343,700 SH            Sole       N/A        Sole
ITT EDUCATIONAL SERVICES INC COM            45068B109       830        10,000 SH            Sole       N/A        Sole
INTELLIGENT SYS CORP NEW     COM            45816D100     2,838     2,270,000 SH            Sole       N/A        Sole
INTERVAL LEISURE GROUP INC   COM            46113M108    19,113     1,535,215 SH            Sole       N/A       Shared
KNOT INC                     COM            499184109    17,151     2,204,506 SH            Sole       N/A       Shared
LABORATORY CORP AMER HLDGS   COM NEW        50540R409    27,307       362,400 SH            Sole       N/A       Shared
LIBERTY GLOBAL INC           COM SER A      530555101       780        30,000 SH            Sole       N/A        Sole
LIBERTY GLOBAL INC           COM SER C      530555309    94,326     3,629,300 SH            Sole       N/A       Shared
LIBERTY MEDIA CORP NEW       INT COM SER A  53071M104    90,850     8,652,400 SH            Sole       N/A       Shared
LIBERTY MEDIA CORP NEW       CAP COM SER A  53071M302    19,045       454,416 SH            Sole       N/A       Shared
LIBERTY MEDIA CORP NEW       LIB STAR COM A 53071M708    39,308       758,250 SH            Sole       N/A       Shared
LIVE NATION ENTERTAINMENT IN COM            538034109    17,696     1,693,400 SH            Sole       N/A       Shared
LOCKHEED MARTIN CORP         COM            539830109    17,767       238,480 SH            Sole       N/A        Sole
MARTIN MARIETTA MATLS INC    COM            573284106    50,629       596,975 SH            Sole       N/A       Shared
MICROSOFT CORP               COM            594918104    83,094     3,611,211 SH            Sole       N/A       Shared
MOHAWK INDS INC              COM            608190104    23,420       511,800 SH            Sole       N/A       Shared
MONSANTO CO NEW              COM            61166W101    32,497       703,092 SH            Sole       N/A       Shared
NEWCASTLE INVT CORP          COM            65105M108       121        45,000 SH            Sole       N/A        Sole
OMNICARE INC                 COM            681904108    85,925     3,625,535 SH            Sole       N/A       Shared
OMNICOM GROUP INC            COM            681919106    10,890       317,500 SH            Sole       N/A        Sole
POTASH CORP SASK INC         COM            73755L107     6,037        70,000 SH            Sole       N/A        Sole
PRAXAIR INC                  COM            74005P104    11,399       150,000 SH            Sole       N/A        Sole
PROCTER & GAMBLE CO          COM            742718109    13,795       230,000 SH            Sole       N/A        Sole
PROGRESSIVE CORP OHIO        COM            743315103       575        30,700 SH            Sole       N/A        Sole
REDWOOD TR INC               COM            758075402   100,081     6,836,155 SH            Sole       N/A       Shared
SANDRIDGE ENERGY INC         COM            80007P307    27,184     4,662,700 SH            Sole       N/A       Shared
STRAYER ED INC               COM            863236105     5,426        26,100 SH            Sole       N/A       Shared
TARGET CORP                  COM            87612E106       615        12,500 SH            Sole       N/A        Sole
TELEPHONE & DATA SYS INC     SPL COM        879433860    35,700     1,345,137 SH            Sole       N/A       Shared
TEXAS INSTRS INC             COM            882508104    34,927     1,500,300 SH            Sole       N/A       Shared
TREE COM INC                 COM            894675107       253        40,000 SH            Sole       N/A        Sole
US BANCORP DEL               COM NEW        902973304     1,509        67,500 SH            Sole       N/A        Sole
UNITED PARCEL SERVICE INC    CL B           911312106    37,257       654,900 SH            Sole       N/A       Shared
UNITEDHEALTH GROUP INC       COM            91324P102     5,112       180,000 SH            Sole       N/A        Sole
VULCAN MATLS CO              COM            929160109    25,167       574,200 SH            Sole       N/A       Shared
WAL MART STORES INC          COM            931142103    26,679       555,000 SH            Sole       N/A        Sole
WASHINGTON POST CO           CL B           939640108     9,691        23,609 SH            Sole       N/A       Shared
WEIGHT WATCHERS INTL INC NEW COM            948626106    25,765     1,002,900 SH            Sole       N/A       Shared
WELLPOINT INC                COM            94973V107    15,902       325,000 SH            Sole       N/A        Sole
                                                      ------------------------
                              70                      1,820,750    76,502,044
                                                      ------------------------